Debt (Details Narrative) - Wells Fargo $ in Thousands	12 Months Ended
	Sep. 30, 2017 USD ($) yr	Sep. 30, 2016 USD ($)	Jan. 30, 2015 USD ($) yr
Revolving Credit facility	$ 25,000		$ 25,000
Borrowed under the revolver	0	$ 0	$ 5,100
Letters of credit issued	2,180
Facility amount available for borrowing	$ 22,820
Credit Agreement term years | yr	5		5
Compliance with loan covenants	all
Letter of credit fee	1.00%
Interest rate	3.235%